SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2021
SHARE-BASED PAYMENTS
Schedule of information on options granted

a.   The following is information on options granted in 2021:

	Number of options granted
	According to the Award Plan			Exercise	Fair value of
	of the Company			price for 1	options on date of
	Other than to			ADS ($)	grant in U.S. dollars
Date of Grant	directors (1)	To directors (1)(2)	Total		in thousands (1)(2)(3)
March 2021	40,500	—	40,500	9.44	151
April 2021	2,036,440	—	2,036,440	7.08	8,274
May 2021	22,500	—	22,500	7.05	90
July 2021	17,000	310,341	327,341	6.9-7.08	1,377
August 2021	53,500		53,500	6.97-7.18	210
September 2021	12,000	—	12,000	4.56	31
November 2021	24,500	—	24,500	4.54	63
December 2021	17,000	—	17,000	2.65	26
	2,223,440	310,341	2,533,781		10,221

1)   The options will vest as follows: for directors, employees and consultants of the Company and the Company's subsidiary who had provided services exceeding one year as of the grant date, options will vest in 16 equal quarterly installments over a four-year period. For directors, employees and consultants of the Company and the Company's subsidiary who had not provided services exceeding one year as of the grant date, the options will vest as follows: 1/4 of the options will vest one year following the grant date and the rest will vest over 12 equal quarterly installments. During the contractual term, the options will be exercisable, either in full or in part, from the vesting date until the end of 10 years from the date of grant.

The options are exercisable into the Company’s ADSs.

2)   The general meeting of the Company’s shareholders held on July 26, 2021 (the “July 2021 AGM”), subsequent to approval of the Company’s BoD, approved the grant of 310,341 options under the Company’s Award Plan, to directors and to the Company's Chief Executive Officer.

3)   The fair value of the options was computed using the binomial model and the underlying data used was mainly the following: price of the Company’s ADSs: $4.28 - $9.19, expected volatility: 64.05% - 66.65%, risk-free interest rate: 1.26% - 1.73% and the expected term was derived based on the contractual term of the options, the expected exercise behavior and expected post-vesting forfeiture rates. the expected volatility assumption used in based on the historical volatility of the Company’s ordinary share.

4)	Exchange of options to purchase the Company’s ADSs:
a.	On April 26, 2021, the Company made an offer (the “Exchange Offer”) to eligible option holders (as defined in the offer), subject to specified conditions, to exchange some or all of their outstanding options to purchase ADSs (the “Exchanged Options”) for new options to purchase ADSs (the “New Options”). On May 26, 2021, concurrently with the expiration of the Exchange Offer, the Company granted New Options to purchase 2,805,281 ADSs of the Company, pursuant to the terms of the Exchange Offer and the Company’s Amended and Restated Award Plan (2010).

The New Options have lower exercise price per ADS than the Exchanged Options and subject to meeting certain performance conditions, specified in the Exchange Offer, may be further lowered. Other than the exercise price, each New Option has the same expiration date, vesting schedule and other terms as the Exchanged Options.

b.	The incremental compensation expense recognized by the Company has been measured as the excess of the fair value of each New Option granted, as of the date the New Options were granted, over the fair value of the Exchanged Options, measured immediately prior to the exchange. The total incremental value measured by the Company is approximately $3.5 million, of which $3.3 million was recognized as an expense for the year ended December 31, 2021. The remaining incremental value will be recognized over the remaining vesting period of the New Options.
c. The incremental compensation expense was computed using the binomial model and the underlying data used was mainly the following: exercise price of the Company's ADS: $4.3 - $7.0 expected volatility: 58.8% - 65.28%, risk-free interest rate: 0.01% - 2.31% and the expected term was derived based on the contractual term of the options, the expected exercise behavior and expected post-vesting forfeiture rates.

b.    The following is information on options granted in 2020:

	Number of options granted

	According to the Award Plan			Exercise	Fair value of
	of the Company			price for 1	options on date of
	Other than to			Ads	grant in U.S. dollars
Date of BoD	directors (1)	To directors (1) (2)	Total	($)	in thousands (3)
January 2020	95,000	—	95,000	6.60	243
February 2020	52,500	—	52,500	6.05	119
March 2020	285,000	—	285,000	4.87	683
May 2020	143,000	219,000	362,000	7.50	1,118
June 2020	767,500	—	767,500	7.72	2,671
July 2020	12,500	—	12,500	7.69	45
August 2020	55,500	—	55,500	8.72	264
November 2020	21,000	—	21,000	10.20	90
	1,432,000	219,000	1,651,000		5,233

1)	The options vesting terms are as described in note 19(a)(1) above.

2)   The general meeting of the Company’s shareholders held on May 4, 2020, subsequent to approval of the Company’s BoD, approved the grant of 219,000 options under the Company’s Award Plan, to directors and to the Company's Chief Executive Officer.

3)   The fair value of the options was computed using the binomial model and the underlying data used was mainly the following: price of the Company’s ADSs: $4.28 - $9.19, expected volatility: 57.73% - 63.63%, risk-free interest rate: 0.64% - 1.51% and the expected term was derived based on the contractual term of the options, the expected exercise behavior and expected post-vesting forfeiture rates. the expected volatility assumption used in based on the historical volatility of the Company’s ordinary share.

Schedule of number of shares and weighted averages of exercise prices

	Year Ended December 31,
	2021		2020
		Weighted		Weighted
		average of		average of
	Number of	exercise	Number of	exercise
	options	price ($)	options	price ($)
Outstanding at beginning of year	5,428,803	9.08	4,050,898	10.30
Exercised	(565,998)	7.08	(8,156)	6.38
Expired and forfeited	(575,095)	8.02	(264,939)	9.65
Granted	2,533,781	7.05	1,651,000	6.90
Outstanding at end of year	6,821,491	6.50	5,428,803	9.08
Exercisable at end of year	3,615,662	6.14	3,178,317	10.19

Schedule of information about exercise price and remaining useful life of outstanding options

Year Ended December 31,
2021			2020
Number of			Number of
options		Weighted	options		Weighted
outstanding		average of	outstanding		average of
at end of	Exercise price	remaining	at end of	Exercise price	remaining
year	range	useful life	year	range	useful life
6,821,491	$2.65-$15.6	6.8	5,428,803	$5.6-$16.1	5.9

Schedule of expenses recognized in profit or loss

Year Ended December 31,
2021	2020	2019
U.S. dollars in thousands
10,212	4,202	3,027